Related Party Transactions - Revenues, Expenses, Income Taxes and Investments (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Property	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Ameriprise Financial | Related party lessor operating lease
Related Party Transactions
Number of real estate properties | Property		1
Rental income to be received from related party in each year of next five year period		$ 5
Rental income to be received from related party thereafter		9
Ameriprise Financial | Related party lessor operating lease | Other Income
Related Party Transactions
Rental income		5	$ 5	$ 5
Ameriprise Financial | Related party Federal income tax sharing agreement | Other assets
Related Party Transactions
Due from related party for Federal income taxes			18
Ameriprise Financial | Related party Federal income tax sharing agreement | Other liabilities
Related Party Transactions
Due to related party for Federal income taxes		(56)
Ameriprise Financial and affiliated companies | Related party services agreements
Related Party Transactions
Expenses		320	345	358
Ameriprise Financial and affiliated companies | Investments in securities issued by related party
Related Party Transactions
Investment	$ 564
Ameriprise Financial and affiliated companies | Investments in securities issued by related party | Net Investment Income
Related Party Transactions
Interest income		17	12	$ 14
Ameriprise Financial and affiliated companies | Investments in securities issued by related party | Investments
Related Party Transactions
Fair value of Available-for-Sale Fixed Maturities of related party		$ 544	$ 289